Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
15.        SUBSEQUENT EVENTS

The Company has a lawsuit pending for past due fees due to a consulting firm in the amount of $41,000. Although the outcome of this matter is uncertain, the Company has recorded for this amount in accounts payable and accrued expenses at December 31, 2013 and December 31, 2012.  On January 31, 2014, the parties negotiated a settlement resulting in the issuance of 4,098 shares of the Company’s common stock and the payment of $15,000.

In October 2012, a former officer and director of the Company resigned his position from the Company and filed a claim with the California Labor Board (“Labor Board”) relating to certain compensatory matters. As of September 30, 2013, the matter was due to be scheduled for a hearing before the Labor Board.  The Company was informed in February 2014 through counsel that the claim before the Labor Board had been closed thereby nullifying the matter.

On February 14, 2014, the Company awarded under its 2013 Omnibus Incentive Plan 100,000 shares of its common stock to a firm to sponsor a conference.

On April 17, 2014, the Company’s Board of Directors accepted the resignation letter of Mr. Fields from the Company’s Board of Directors of January 3, 2014. Additionally at this meeting, Mr. Andrew Shapiro was authorized, approved and ratified to serve as a member of the Board of Directors.

At the Board of Directors meeting of April 17, 2014, the Board resolved to enter into three year contract with Mr. Farkas, whereby Mr. Farkas will receive a monthly salary of $40,000 with an increase to $50,000 per month in the event the Company becomes listed on NASDAQ or NYSE.  All other aspects of his 2010 contract shall remain the same.

On April 24, 2014, the Company entered into an agreement with a firm to administer the financial affairs of 350 Green LLC under a Trust Mortgage resulting in all assets and liabilities of 350 Green LLC being transferred to the Trust.

On April 29, 2014, the Company entered into agreements with three shareholders to provide financing commitments totaling $6,000,000 through December 31, 2014, in the event additional financing is necessary.